Inventories - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Finished products	R$ 1,511,903	R$ 1,664,235
Parts and accessories	191,238	207,794
Construction Materials	202,175	193,450
Warehouse and other	63,942	7,426
Inventories	1,969,258	2,072,905
Provision for obsolete inventories	R$ 35,552	R$ 38,449	R$ 78,709